Contract Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Contract Assets

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Contract assets	8,972	5,646
Loss allowance	(322)	(245)

	8,650	5,401
Less: non-current portion included in other non-current assets	(2,099)	(1,560)

	6,551	3,841